Other long-term assets and liabilities	12 Months Ended
Dec. 31, 2019
Other Long Term Assets [Abstract]
Other long-term assets and liabilities

10. Other long-term assets and liabilities

The Group’s other long-term assets mainly consist of security rental deposits for the Group’s offices.

The Group’s other long-term liabilities consist of various provisions.